SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2018
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

18.   SHARE-BASED PAYMENTS

2008 Stock Incentive Plan (the “2008 Plan”)

On June 4, 2008, the shareholders and Board of Directors of the Company approved the 2008 Plan, which is administrated by the Board of Directors and has a term of 10 years from the date of adoption. Under the 2008 Plan, the Company reserved 10,000,000 ordinary shares of the Company to its eligible employees, directors and officers of the Group and consultants. The purpose of the 2008 Plan is to attract and retain key employees, directors, officers and consultants of outstanding ability and to motivate them to exert their best efforts on behalf of the Group by providing incentives through granting awards. On October 25, 2011 and January 15, 2015, the shareholders and Board of Directors of the Company approved a resolution to increase the share option pool under the 2008 Plan to 16,239,033 and 20,934,684 ordinary shares, respectively.

The options granted under the 2008 Plan have a contractual term of 15 years and will become vested (but not exercisable) either (i) immediately upon grant; or (ii) with respect to 25% of the options on the first anniversary of the vesting period, and thereafter in thirty-six equal monthly installments of 2.09% each on the last day of every month that has elapsed following the first anniversary of the vesting period until the options are 100% vested.

The grantee can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e. 15 years after its grant date); or 2) 90 days after the grantee terminates their employment if the vested options have not been exercised. The commencement date of exercise is upon the Company’s IPO.

In July 2017, 12,599,520 vested options were exercised pursuant to a conditional one-time waiver of the "exercisable upon the Company's IPO" condition by the Group (the "early exercise"). The early exercise was not considered substantive for accounting purposes in accordance with ASC 718-10-55-31.

2017 Stock Incentive Plan

In September 2017, the Company's shareholders and Board of Directors approved the 2017 Equity Incentive Plan (the "2017 Plan"). The 2017 Plan provides for an aggregate amount of no more than 10,000,000 Class A ordinary shares to be issued. In addition, the number of Class A ordinary shares available to be issued under the 2017 Plan will automatically be increased by a maximum of 2% of the Company's total outstanding shares at the end of the preceding calendar year on January 1, 2019 and on every January 1 thereafter for eight years, provided that the aggregate amount of shares which may be subject to awards granted under the 2017 Plan does not exceed 10% of the Company's total outstanding shares at the end of the preceding calendar year.

The options granted under the 2017 Plan have a contractual term no more than 10 years and will become vested with respect to 25% of the options on the first anniversary of the vesting period, and thereafter in thirty six equal monthly installments of 2.09% each on the last day of every month that has elapsed following the first anniversary of the vesting period until the options are 100% vested.

The grantee can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e. 10 years after its grant date); or 2) 90 days after the grantee terminates their employment if the vested options have not been exercised.

The restricted Class A ordinary shares (“Restricted Shares”) granted under the 2017 Plan have the same terms as the share options except that Restricted Shares do not require exercise and will become vested with respect to 25% of the Restricted Shares on the first, second,  third and fourth anniversary of the vesting period until the Restricted Shares are 100% vested.

Options granted to employees

The options granted to employees are accounted for as equity awards and measured at their grant date fair values. Given that the inability of the grantees to exercise these options until the completion of the IPO constitutes a performance condition that is not considered probable until the IPO completion date on September 20, 2017, the Company did not recognize any compensation expense until the IPO occurred. Upon the IPO completion date, the Company immediately recognized expenses associated with options that were vested as of the IPO completion date amounting to RMB6,017, RMB13,172, RMB119,654, and RMB24,268 included in cost of revenues, selling expense, general and administrative expenses and research and development expenses, respectively. In addition, the Company recognizes the remaining compensation expenses over the remaining service requisite period using the accelerated method.

A summary of the employee share option activity under the 2008 Plan is stated below:

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2017	17,415,500	0.70	2.73	11.07	144,235
Granted	5,500	0.75	9.55
Exercised	(12,624,363)	0.68	1.22
Forfeited/Expired	(502,381)	0.75	7.46
Outstanding, December 31, 2018	4,294,256	0.75	6.65	12.95	14,430
Vested and expected to vest at December 31, 2018	4,294,256	0.75	6.65	12.95	14,430
Exercisable at December 31, 2018	2,108,210	0.75	5.63	12.60	7,085

The aggregate intrinsic value in the table above represents the difference between the closing share price on the last trading day in 2018 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2017 and 2018 was RMB51,771 and RMB792,192 (US$115,220) respectively.

The total weighted average grant-date fair value of the share option awards granted during the years ended December 31, 2016, 2017 and 2018 were US$5.22,  US$8.63 and US$9.55 per option respectively. The total fair value of the equity awards vested during the years ended December 31, 2016, 2017 and 2018 were RMB nil,  RMB87,812 and RMB101,966 (US$14,830) respectively.

A summary of the employee share option activity under the 2017 Plan is stated below:

Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2017	40,000	11.08	5.08	9.83	—
Granted	—	—	—	—	—
Forfeited	(40,000)	11.08	5.08
Outstanding, December 31, 2018	—	—	—	—	—
Vested and expected to vest at December 31, 2018	—	—	—	—	—
Exercisable at December 31, 2018	—	—	—	—	—

Total intrinsic value of options exercised for the year ended December 31, 2018 was RMB nil as no options were exercised.

The total weighted average grant date fair value of the equity awards granted during the years ended December 31, 2017 and 2018 were US$5.08 and US$ nil per option respectively. The total fair value of the equity awards vested during the year ended December 31, 2017 and 2018 were RMB nil and RMB nil, respectively. As of December 31, 2018, the unrecognized compensation cost is RMB nil.

Options granted to non-employees

Modification of non-employee options

On June 21, 2017 (“Modification Date”), all outstanding options granted to non-employees under the 2008 Plan amounting to 1,500,154 options (except for 50,000 options granted to one external consultant) were modified to be fully vested on the Modification Date, and exercisable upon the Company’s IPO. Therefore, upon the IPO completion date, the Company immediately recognized expenses amounting to RMB117,578 associated with those non-employee options under the 2008 Plan that are vested as of the IPO completion date. In addition, the Company recognizes the remaining compensation expenses for the one external consultant over the remaining service requisite period using the accelerated method.

A summary of the non-employee share option activity under the 2008 Plan is stated below:

				Weighted‑
			Weighted‑	average
		Weighted‑	average	remaining	Aggregate
	Number of	average	grant‑date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2017	1,666,654	0.63	1.72	9.81	13,907
Granted	171,519	0.75	9.06
Exercised	(263,550)	0.30	2.20
Forfeited	—	—	—
Outstanding, December 31, 2018	1,574,623	0.70	2.47	9.67	4,657
Vested and expected to vest at December 31, 2018	1,574,623	0.70	2.47	9.67	4,657
Exercisable at December 31, 2018	1,572,214	0.70	2.46	9.66	4,649

The aggregate intrinsic value in the table above represents the difference between the closing stock price on the last trading day in 2018 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2016, 2017 and 2018 was RMB nil,  RMB nil and RMB15,703 (US$2,284), respectively.

The total weighted average grant date fair value of the share options granted during the years ended December 31, 2016, 2017 and 2018 were US$5.17,  US$9.05 and US$9.06 per option, respectively. The total fair value of the share options vested during the years ended December 31, 2016, 2017 and 2018 were RMB nil,  RMB118,002 and RMB21,199 (US$3,083), respectively.

As of December 31, 2018, there was RMB132 (US$19) of total unrecognized non-employee share-based compensation expenses related to 2,409 unvested non-employee share options which is expected to be recognized over a weighted-average period of 1.17 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

Grant date fair value of employee and non-employee share options

The grant date fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the share options is based on the market yield of U.S. treasury bonds in effect at the time of grant. Prior to the IPO, the estimated fair value of the ordinary shares, at the option grant dates, was determined with the assistance from an independent third-party appraiser. Subsequent to the IPO, the fair value of the ordinary shares is the price of the Company’s publicly traded shares. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The assumptions used to estimate the grant date fair value of the share options granted to employees and non-employees are as follows:

	For the year ended December 31,
	2016	2017	2018
Risk-free interest rate	1.49% ~ 2.45%	2.32% ~ 2.41%	2.74% ~ 2.78%
Expected volatility range	37.5% ~ 37.8%	40.5% ~ 44.1%	44.3% ~ 46.9%
Suboptimal exercise factor	2.20	2.20	2.20
Fair market value per ordinary share	US$5.17 ~ $5.53	US$5.08 ~ $11.24	US$8.30 ~ $9.55

Restricted Shares

The following table summarizes the Company's Restricted Shares activity under the 2017 Plan:

		Weighted-
		average
	Number of	grant-date fair
	shares	value
		US$
Outstanding, December 31, 2017	38,500	10.19
Granted	3,377,490	10.41
Vested and issued	(15,500)	9.00
Forfeited	(229,391)	10.10
Outstanding, December 31, 2018	3,171,099	10.44
Vested and expected to vest at December 31, 2018	3,171,099

The weighted average grant-date fair value of Restricted Shares granted during the year ended December 31, 2018 was US$10.41, which was derived from the fair value of the underlying ordinary shares. As of December 31, 2018, there was RMB182,495 (US$26,543) of total unrecognized share-based compensation expenses related to unvested Restricted Shares expected to vest which are expected to be recognized over a weighted-average period of 3.33 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future. During the year, the Group granted 6,000 Restricted Shares to non-employees, which were fully vested and issued during the year.

The following table summarizes the total share-based compensation expense recognized by the Company:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Cost of revenue	—	6,799	2,003	291
Selling expenses	—	14,244	6,007	874
General and administrative expenses	—	251,312	91,982	13,378
Rsearch and development expenses	—	26,608	9,115	1,326
Total share-based compensation expenses	—	298,963	109,107	15,869